SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Cash equivalents maturities, months	3 months
Inventory write-downs	$ 1,896	$ 603	$ 1,767
Impairment charge	0	0	0
Provision for product returns	3,281	1,990
Capitalized costs incurred to develop software	0	356	445
Capitalized costs related to SaaS offerings	1,380	0	0
Employees over 50 years of age maximum annual contribution per year	24	23	23
Expense for matching contributions	4,310	3,922	3,791
Severance pay expense	8,936	11,229	9,131
Employee contribution amount, max per year	$ 18	$ 17	$ 17
Employee contribute percentage, max	6.00%
Employer percent of match	50.00%
Weighted average number of shares related to outstanding anti-dilutive options	561,621	734,100	586,367
Advertising expenses	$ 7,986	$ 7,827	$ 8,778
Decrease to current deferred tax assets	(20,958)
Increase to noncurrent deferred tax asset	11,819
Decrease to current deferred tax liability	(33)
Decrease to noncurrent deferred tax liability	$ (9,106)